Guggenheim Securitized Income ETF Expense Example - Guggenheim Securitized Income ETF - ETF	Sep. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	$ 151